Business Combination - Summary of Number of Shares of Common Stock Issued in Consummation of Merger (Details)	Jul. 14, 2021 shares
Business Acquisition [Line Items]
RSVAC common stock shares outstanding prior to the Business Combination	28,750,000
Less redemption of RSVAC common stock shares	(15)
RSVAC [Member]
Business Acquisition [Line Items]
RSVAC common stock shares	28,749,985
RSVAC common stock shares and PIPE Shares	41,249,985
Legacy Enovix common shares	103,995,643
Total shares of Common Stock immediately after the Business Combination	145,245,628
RSVAC [Member] | PIPE Financing [Member]
Business Acquisition [Line Items]
PIPE Shares issued	12,500,000